Business Segments - Information of Company's Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total net sales	$ 1,943,585	$ 1,761,158	$ 1,417,677
Total segment operating earnings	405,835	396,467	334,559
Combination, integration and other acquisition-related expenses	(8,779)	(23,885)	(29,790)
Restructuring and related charges	(3,163)	(1,433)	(5,541)
Fair value step up of acquired inventory sold	0	(801)	(226)
Impairment charges	(93,000)	0	(38,000)
Non-operating and administrative expenses	(187,841)	(157,309)	(144,173)
Depreciation of corporate assets and amortization	(60,748)	(62,573)	(57,469)
Operating income	52,304	150,466	59,360
Other (expense) income, net	(12,607)	18,851	(5,618)
Interest expense, net	(32,579)	(22,326)	(26,603)
Income before taxes and equity in net income of associated companies	7,118	146,991	27,139
Total segment assets	2,306,614	2,324,566	2,260,622
Total segment long-lived assets	358,334	360,392	369,970
Total segment capital expenditures	28,539	21,457	17,901
Depreciation	22,924	26,649	27,352
Americas
Segment Reporting Information [Line Items]
Total net sales	946,516	762,211	607,043
Total segment operating earnings	223,629	176,253	141,870
Total segment assets	1,196,906	1,160,921	1,147,783
Total segment long-lived assets	150,294	145,390	146,074
Total segment capital expenditures	19,121	11,716	7,834
Depreciation	11,723	13,599	14,512
EMEA
Segment Reporting Information [Line Items]
Total net sales	562,508	564,128	455,939
Total segment operating earnings	76,364	110,981	92,493
Total segment assets	583,861	685,812	539,598
Total segment long-lived assets	87,279	89,637	94,969
Total segment capital expenditures	6,065	7,428	4,377
Depreciation	6,608	8,294	8,035
Asia/Pacific
Segment Reporting Information [Line Items]
Total net sales	434,561	434,819	354,695
Total segment operating earnings	105,842	109,233	100,196
Total segment assets	525,847	477,833	573,241
Total segment long-lived assets	120,761	125,365	128,927
Total segment capital expenditures	3,353	2,313	5,690
Depreciation	$ 4,593	$ 4,756	$ 4,805